Pension and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Defined Benefit Plans [Abstract]
Information related to defined benefit plan

	Pension benefit plans		Other benefit plans
	2017	2016	2017	2016

Fair value of plan assets, beginning of year	$8,652	$10,632	$-	$-
Interest income on plan assets	320	403	-	-
Return on assets excluding interest income	(2)	(127)	-	-
Benefits paid	(907)	(2,254)	-	-
Administrative costs paid	(2)	(2)	-	-

Fair value of plan assets, end of year	$8,061	$8,652	$-	$-

Defined benefit obligation, beginning of year	$54,930	$52,996	$23,421	$21,771
Current service cost	1,544	1,634	1,227	1,153
Interest cost	1,810	1,842	945	900
Actuarial loss arising from:
- financial assumptions	3,840	677	2,076	373
- experience adjustment	2,403	1,605	50	161
Benefits paid	(9,095)	(2,970)	(826)	(937)
Foreign exchange	540	(854)	-	-

Defined benefit obligation, end of year	$55,972	$54,930	$26,893	$23,421

Defined benefit liability [note 13]	$(47,911)	$(46,278)	$(26,893)	$(23,421)

Percentages of the total fair value of assets pension plan

	Pension benefit plans
	2017	2016

Asset category(a)
Canadian equity securities	8%	8%
Global equity securities	16%	15%
Canadian fixed income	27%	26%
Other(b)	49%	51%

Total	100%	100%

(a) The defined benefit plan assets contain no material amounts of related party assets at December 31, 2017 and 2016 respectively.

(b) Relates to the value of the refundable tax account held by the Canada Revenue Agency. The refundable total is approximately equal to half of the sum of the realized investment income plus employer contributions less half of the benefits paid by the plan.

Components of net pension and other benefit expense
The following represents the components of net pension and other benefit expense included primarily as part of administration:

	Pension benefit plans		Other benefit plans
	2017	2016	2017	2016

Current service cost	$1,544	$1,634	$1,227	$1,153
Net interest cost	1,490	1,439	945	900
Administration cost	2	2	-	-

Defined benefit expense [note 16]	3,036	3,075	2,172	2,053
Defined contribution pension expense [note 16]	15,929	17,716	-	-

Net pension and other benefit expense	$18,965	$20,791	$2,172	$2,053

Amount of actuarial losses (gains) recognized in other comprehensive income
The total amount of actuarial losses recognized in other comprehensive income is:

	Pension benefit plans		Other benefit plans
	2017	2016	2017	2016

Actuarial loss	$6,243	$2,282	$2,126	$534
Return on plan assets excluding
interest income	2	127	-	-

	$6,245	$2,409	$2,126	$534

Defined benefit obligation and net pension and other benefit expense [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumptions to determine defined benefit obligations and expense
The assumptions used to determine the Company’s defined benefit obligation and net pension and other benefit expense were as follows at December 31 (expressed as weighted averages):

	Pension benefit plans		Other benefit plans
	2017	2016	2017	2016

Discount rate - obligation	3.4%	3.9%	3.4%	3.9%
Discount rate - expense	3.9%	3.9%	3.9%	4.0%
Rate of compensation increase	3.0%	3.0%	-	-
Initial health care cost trend rate	-	-	7.0%	7.0%
Cost trend rate declines to	-	-	5.0%	5.0%
Year the rate reaches its final level	-	-	2021	2021
Dental care cost trend rate	-	-	5.0%	5.0%

1% Change in assumptions [member] | Defined benefit obligation and net pension and other benefit expense [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumptions to determine defined benefit obligations and expense
A 1% change at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the following:

	Pension benefit plans		Other benefit plans
	Increase	Decrease	Increase	Decrease

Discount rate	$(7,103)	$9,296	$(3,693)	$4,689
Rate of compensation increase	2,841	(2,598)	n/a	n/a

A 1% change in any of the other assumptions would not have a significant impact on the defined benefit obligation.